Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill
Goodwill
2015	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Credit Suisse Group
Gross amount of goodwill (CHF million)
Balance at beginning of period	570	1,557	2,306	3,263	1,030	12	8,738
Foreign currency translation impact	(2)	(7)	(4)	(3)	0	0	(16)
Other	(1)	(1)	(8)	(10)	(3)	0	(23)
Balance at end of period	567	1,549	2,294	3,250	1,027	12	8,699
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	16	58	8	12	94
Impairment losses	0	0	756	2,661	380	0	3,797
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	567	1,549	1,522	531	639	0	4,808
Goodwill (continued)
2014	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Credit Suisse Group
Gross amount of goodwill (CHF million)
Balance at beginning of period	541	1,443	2,134	3,011	952	12	8,093
Goodwill acquired during the year	0	22	0	0	0	0	22
Foreign currency translation impact	29	126	172	254	80	0	661
Other	0	(34)	0	(2)	(2)	0	(38)
Balance at end of period	570	1,557	2,306	3,263	1,030	12	8,738
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	16	58	8	12	94
Balance at end of period	0	0	16	58	8	12	94
Net book value (CHF million)
Net book value	570	1,557	2,290	3,205	1,022	0	8,644

Bank
Goodwill
Goodwill
2015	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Credit Suisse (Bank)
Gross amount of goodwill (CHF million)
Balance at beginning of period	456	1,495	2,058	2,919	920	12	7,860
Foreign currency translation impact	(2)	(7)	(4)	(4)	0	0	(17)
Other	(1)	(1)	(8)	(10)	(3)	0	(23)
Balance at end of period	453	1,487	2,046	2,905	917	12	7,820
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	16	58	8	12	94
Impairment losses	0	0	756	2,661	380	0	3,797
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	453	1,487	1,274	186	529	0	3,929
Goodwill (continued)
2014	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Credit Suisse (Bank)
Gross amount of goodwill (CHF million)
Balance at beginning of period	427	1,381	1,886	2,667	842	12	7,215
Goodwill acquired during the year	0	22	0	0	0	0	22
Foreign currency translation impact	29	126	172	254	80	0	661
Other	0	(34)	0	(2)	(2)	0	(38)
Balance at end of period	456	1,495	2,058	2,919	920	12	7,860
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	16	58	8	12	94
Balance at end of period	0	0	16	58	8	12	94
Net book value (CHF million)
Net book value	456	1,495	2,042	2,861	912	0	7,766